FHLB Advances and Other Borrowings (Term Of Issuance Of Securities Debenture) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acb Trust One [Member]
Debt Instrument [Line Items]
Date of Issuance	May 06, 2005
Issuance Amount	$ 5,155
Carrying Amount at December	3,094
Variable Rate	90 day LIBOR + 2.15%
Rate as of December	2.46%	2.73%
Maturity Date	May 31, 2035
Acb Trust Two [Member]
Debt Instrument [Line Items]
Date of Issuance	Jul. 15, 2005
Issuance Amount	3,093
Carrying Amount at December	$ 1,780
Variable Rate	90 day LIBOR + 1.85%
Rate as of December	2.16%	2.35%
Maturity Date	Jul. 31, 2035